Goodwill (Tables)	12 Months Ended
Dec. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following is a reconciliation of the beginning and ending balances of the Company's goodwill at December 30, 2013 and December 31, 2012:

	2013	2012
Beginning Balance	$23,334,129	$21,150,544
Acquisition of South Carolina Franchise	—	2,183,585
Ending Balance	$23,334,129	$23,334,129